Statements of Cash Flows (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Dividends payable	$ 100,668	$ 125,836
Loan origination fees	13,665	109,997
Interest paid	1,898,550	1,866,701
Loan transferred to real estate held for sale	134,173	473,105
Non-cash investing activity: Real estate heolf for sale financed through mortgage loans receivable	$ 380,250